Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Current assets
Cash and cash equivalents	$ 143,210	$ 111,126
Inventories	66,119	45,248
Prepaid expenses and other current assets	34,935	34,553
Total current assets	244,264	190,927
Property and equipment, net	87,982	71,164
Goodwill	17,432	17,941
Intangible assets, net	38,269	40,952
Deferred tax assets	9,844	5,933
Other assets	25,446	23,667
Total assets	423,237	350,584
Current liabilities
Accounts payable	10,043	7,779
Other current liabilities	121,369	100,926
Total current liabilities	131,412	108,705
Deferred tax liabilities	9,822	10,601
Other long-term liabilities	1,151	1,114
Stockholders' equity
Common stock, $0.001 par value; Authorized -- 50,000 shares, issued and outstanding 12,633 as of January 3, 2015 and 12,488 as of January 2, 2016	13	13
Additional paid-in capital	69,740	61,613
Retained earnings	214,875	166,406
Accumulated other comprehensive income	(3,776)	2,132
Total stockholders' equity	280,852	230,164
Total liabilities and stockholder's equity	$ 423,237	$ 350,584